Intangible Assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 2,706
Intangible assets at end of period	2,282	€ 2,706
Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	8,143	7,784
Foreign currency exchange differences	(669)	352
Additions from business combinations	206	502
Other additions	79	89
Retirement/disposals	(34)	(584)
Transfers	0	0
Intangible assets at end of period	7,725	8,143
Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(5,437)	(5,279)
Foreign currency exchange differences	485	(242)
Additions amortizations	(520)	(481)
Retirement/disposals	29	565
Intangible assets at end of period	(5,443)	(5,437)
Software and Database Licenses
Changes in goodwill and intangible assets
Intangible assets at beginning of period	369
Intangible assets at end of period	336	369
Software and Database Licenses | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	1,036	1,073
Foreign currency exchange differences	(3)	2
Additions from business combinations	0	0
Other additions	30	20
Retirement/disposals	(31)	(84)
Transfers	56	25
Intangible assets at end of period	1,088	1,036
Software and Database Licenses | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(667)	(594)
Foreign currency exchange differences	2	(2)
Additions amortizations	(114)	(139)
Retirement/disposals	27	68
Intangible assets at end of period	(752)	(667)
Acquired Technology
Changes in goodwill and intangible assets
Intangible assets at beginning of period	350
Intangible assets at end of period	285	350
Acquired Technology | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	1,786	1,819
Foreign currency exchange differences	(198)	103
Additions from business combinations	64	187
Other additions	0	3
Retirement/disposals	0	(326)
Transfers	0	0
Intangible assets at end of period	1,652	1,786
Acquired Technology | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(1,436)	(1,584)
Foreign currency exchange differences	174	(89)
Additions amortizations	(106)	(89)
Retirement/disposals	1	326
Intangible assets at end of period	(1,367)	(1,436)
Customer Relationship and Other Intangibles
Changes in goodwill and intangible assets
Intangible assets at beginning of period	1,987
Intangible assets at end of period	1,661	1,987
Customer Relationship and Other Intangibles | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	5,321	4,892
Foreign currency exchange differences	(468)	247
Additions from business combinations	142	315
Other additions	49	66
Retirement/disposals	(3)	(174)
Transfers	(56)	(25)
Intangible assets at end of period	4,985	5,321
Customer Relationship and Other Intangibles | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(3,334)	(3,101)
Foreign currency exchange differences	309	(151)
Additions amortizations	(300)	(253)
Retirement/disposals	1	171
Intangible assets at end of period	€ (3,324)	€ (3,334)